Description of Organization and Business Operations (Details)			6 Months Ended	12 Months Ended
	Jan. 11, 2021 USD ($) $ / shares shares	Jul. 22, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares Month shares
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	3,600,000		3,600,000
Deferred underwriting commissions				$ 9,700,000
Shares Issued, Price Per Share | $ / shares				$ 10.00
Payments for investment of cash in Trust Account			$ 0	$ 276,000,000
Condition for future business combination use of proceeds percentage				80
Condition for future business combination threshold Percentage Ownership				50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001
Redemption limit percentage without prior consent				20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%
Months to complete acquisition | Month				24
Maximum Allowed Dissolution Expenses				$ 100,000
Operating bank accounts				100,000
Working capital				200,000
Aggregate purchase price			25,000	$ 1,200,000
Convertible note - related party			0
Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares				$ 10.00
Working capital loans warrant
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of working capital loan				$ 1,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	27,600,000
Deferred underwriting commissions	$ 9,700,000
Shares Issued, Price Per Share | $ / shares	$ 10.00
Other offering costs	$ 15,800,000
Proceeds from Issuance Initial Public Offering	$ 276,000,000.0
Number of shares issued | shares				10.00
Convertible note - related party				$ 945,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights | shares				5,013,333
Price of warrant | $ / shares				$ 1.50
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights | shares				5,013,333
Price of warrant | $ / shares				$ 1.50
Proceeds From Issuance Of Warrants			$ 7,500,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 25,000
Amount borrowed		$ 500,000